Stockholders’ Equity (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares issued	3,218,499	2,874,999
Common stock, shares outstanding	3,218,499	2,874,999
Share Price	$ 0.10
Warrants
Subsidiary, Sale of Stock [Line Items]
Share Price	$ 11.50
Class of warrants or rights period within the registration shall be effective from the consummation of business combination	90 days
Volume weighted average price per share	$ 9.20
Percentage of funds raised to be used for consummating business combination	60.00%
Class of warrants or rights redemption price per share	$ 16.50
Warrant price	$ 0.01
Number of consecutive trading days for determining the volume weighted average price of share	10 days
Insider Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	3,218,499
Common stock, shares outstanding	3,218,499